Financial Highlights (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	12 Months Ended
Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Financial Highlights

8 - Financial Highlights

The Investing Pool is presenting the following financial highlights related to investment performance and operations for the years ended December 31, 2011, 2010 and 2009. The net investment income (loss) and total expense ratios are calculated using average net assets and have been annualized. The total return is based on the change in the net asset value during the period.

	Years Ended December 31,
	2011		2010	2009
Ratio to average net assets:
Net investment loss	(0.70)%		(0.63)%	(0.55)%
Expenses	0.80	% (a)	0.75%	0.74%
Total return	(3.88)%		7.54%	14.61%

(a)

The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the year ended December 31, 2011 would have been 0.75%.